SUPPLEMENT DATED JANUARY 3, 2025

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

(the “Fund”)

This supplement provides additional information to the Fund’s Summary Prospectus dated August 31, 2024 and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Morningstar U.S. Equity Fund

i.

To reflect the addition of Thomas P. Crowley as a Portfolio Manager of the Fund, the Massachusetts Financial Services Company, d/b/a MFS Investment Management section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Massachusetts Financial Services Company, d/b/a MFS Investment Management
Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception (November 2018)
Katherine A. Cannan	Investment Officer and Equity Analyst	Since January 2020
Thomas P. Crowley	Portfolio Manager	Since December 2024

ii.

To reflect the addition of Erica Furfaro as a Portfolio Manager of the Fund and the removal of Peter J. Bourbeau as Portfolio Manager of the Fund, the ClearBridge Investments, LLC section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
ClearBridge Investments, LLC
Margaret B. Vitrano	Managing Director and Portfolio Manager	Since Inception (November 2018)
Erica Furfaro	Director and Portfolio Manager	Since December 2024

iii.

To reflect the addition of Jordan Latimer as a Portfolio Manager of the Fund, the Westwood Management Corp. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Westwood Management Corp.
Matthew R. Lockridge	Senior Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
William E. Costello, CFA	Senior Vice President, Portfolio Manager, Senior Research Analyst	Since Inception (November 2018)
Frederic G. Rowsey, CFA	Vice President, Portfolio Manager, Research Analyst	Since Inception (November 2018)
Jordan Latimer, CFA	Vice President, Portfolio Manager, Research Analyst	Since December 2024

Please retain this supplement for future reference.